Changes in liabilities from financing activities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 15,176,086	$ 15,998,355	$ 14,909,803
Changes in cash flow from financing activities	1,080,923	(1,166,359)	613,558
Adjustment of right-of-use assets	50,098	292,104	419,625
Amortization of interest expense	39,057	51,986	55,369
Ending balance	16,346,164	15,176,086	15,998,355
Short-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	339,364
Changes in cash flow from financing activities	2,366,708	339,364
Ending balance	2,706,072	339,364
Long-term bank loans (include the current portion) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,758,581	14,911,719	13,967,801
Changes in cash flow from financing activities	(1,013,896)	(1,185,222)	907,306
Amortization of interest expense	20,005	32,084	36,612
Ending balance	12,764,690	13,758,581	14,911,719
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	21,186	21,235	21,600
Changes in cash flow from financing activities	(700)	(49)	(365)
Ending balance	20,486	21,186	21,235
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,056,955	1,065,401	920,402
Changes in cash flow from financing activities	(271,189)	(320,452)	(293,383)
Adjustment of right-of-use assets	50,098	292,104	419,625
Amortization of interest expense	19,052	19,902	18,757
Ending balance	$ 854,916	$ 1,056,955	$ 1,065,401